Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Other financial liabilities	¥ 462,954	¥ 512,635
Current liabilities	182,145	209,065
Non-current liabilities	280,809	303,570
Other financial liabilities	462,954	512,635
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	317,429	330,040
Other financial liabilities	317,429	330,040
Financial liabilities measured at amortized cost [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	63,269	67,427
Other financial liabilities	63,269	67,427
Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	82,256	115,168
Other financial liabilities	¥ 82,256	¥ 115,168